Earnings/Loss per Common Share	6 Months Ended
Jun. 30, 2014
Earnings/Loss per Common Share [Abstract]
Earnings/Loss per Common Share

9.Earnings/Loss per Common Share

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period.

	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013
Numerator
Net income/(loss) attributable to Tsakos Energy Navigation Limited	199	(1,525)	14,766	(505)
Preferred share dividends Series B	(1,000)	(567)	(2,000)	(567)
Preferred share dividends Series C	(1,109)	—	(2,219)	—

Net income/(loss) attributable to common stockholders	$(1,910)	$(2,092)	$10,547	$(1,072)

Denominator
Weighted average common shares outstanding	80,135,152	56,443,237	73,427,149	56,443,237
Basic and diluted income/(loss) per common share	$(0.02)	$(0.04)	$0.14	$(0.02)